Note 1 - Description of the Plan and Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 38-0572512-001
EBP, Description of Plan [Line Items]
EBP, Description of Plan
Note 1 — Description of the plan and accounting policies
Accounting Principles
The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.
General
The following description of the Ally Financial Inc. Employee Stock Purchase Plan (the “Plan”) is provided for general purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. In the event there is a conflict between the Plan document and other Plan materials, the provisions of the Plan document prevail.
The Plan is intended to provide eligible employees of Ally Financial Inc. (“Ally” or the “Company”) who wish to become shareholders of the Company a convenient method of doing so. The Plan is available to any active employee in the U.S. or Canada who has completed at least 30 days of service with the Company as of the first day of the offering period.
Plan Administration
The administrator of the Plan (the “Plan Administrator”) is the Compensation, Nominating, and Governance Committee of the Board or such other committee as my be designated by the board to administer the plan. The Plan is intended to qualify for standards of Section 423 of the Internal Revenue Code of 1986, pursuant to which the Plan is not subject to taxation. The Plan is not subject to the provisions of the Employee Retirement Income Security Act of 1974.
Contributions
Plan participants (“Participants”) may make contributions to the Plan through payroll deductions for the purpose of purchasing the Company’s common stock (“Shares”). Participant contributions are recorded in the period that the Participants’ payroll deductions are made. Participant contributions are not subject to vesting and are therefore fully vested at all times. The Plan’s cash is maintained by the Company on behalf of the Plan.
Share Purchases
Participants may elect to purchase Shares at the lesser of 85% of the closing price reported on the exchange where the Shares are traded (“Fair Market Value”) on the last business day of each six-month offering period or the Fair Market Value on the first business day of the six-month offering period. As of December 31, 2023, the Plan operates with separate consecutive offering periods ending May 31st and November 30th, with offering dates of June 1st and December 1st, respectively. Prior to June 1, 2023, the plan operated using offering dates of May 15th and November 15th, respectively. Shares are recorded as purchased on the trade date, which is the last business day of each offering period. Once Shares are settled in the subsequent period, they are distributed to each Participant’s account by the stock transfer agent.
Participants purchased 1,020,641, 1,070,713, and 1,334,460 Shares through the Plan during the years ended December 31, 2025, 2024, and 2023, respectively. As of December 31, 2025, 2,333,889 Shares were reserved for future issuance under the Plan. The maximum number of Shares that may be offered under the Plan is 7,402,525 Shares.
Withdrawals
If a Participant elects to withdraw from the Plan at any time prior to the last business day one month prior to the end of a six-month offering period, or if a Participant’s employment has been terminated at any time, the Plan refunds any amounts withheld during that period, plus any carryover amount from the previous offering period, back to the Participant. All such amounts are included in employee contributions, net of withdrawals on the Statements of Income and Changes in Plan Equity. Refunds resulting from Participant withdrawals and terminations from the Plan were not significant during any of the periods presented.
Payable to Participants
Payable to participants represents cash in Participant accounts that was contributed to the Plan and awaiting purchase at the end of the six-month offering period.
Limitations
Participants may not make contributions to the Plan exceeding 10% of the compensation received each pay day during the offering period. Additionally, Participants are prohibited from purchasing Shares with an aggregate Fair Market Value in excess of $25,000 for each calendar year in which such purchase right is both outstanding and exercisable.
Employees owning shares representing 5% or more of the total combined voting power or value of all classes of shares of the Company’s stock are not permitted to purchase Shares under the Plan.
Administrative Expenses
All Plan administrative expenses are paid by the Company and are not reflected in the accompanying financial statements.
Termination
The Plan shall terminate at the earliest of the following:
• May 4, 2031;
• the date Ally’s Board of Directors terminates the Plan; or
• the date all purchase rights are exercised in connection with a dissolution or liquidation or change in control (as     defined under the Plan).